Long-Term Equity Investments (Tables)	6 Months Ended
Jun. 30, 2026
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Summary of Long-Term Equity Investments

(in thousands)	June 30 2026	December 31 2025

Common shares held	$144,789	$407,230

Warrants held	2,830	3,265

Total long-term equity investments	$147,619	$410,495

Common Shares Held

	Three Months Ended June 30, 2026

(in thousands)	Fair Value at Mar 31, 2026	Additions	Disposals	Fair Value Adjustment Losses 1	Fair Value at Jun 30, 2026	Realized Gain (Loss) on Disposal

Held at end of period

Streaming or royalty partners	$114,737	$-	$-	$(11,511)	$103,226	$-

Strategic investments	47,142	-	-	(5,579)	41,563	-

Total	$161,879	$-	$-	$(17,090)	$144,789	$-

1)	Fair Value Gains (Losses) are reflected as a component of OCI.

	Three Months Ended June 30, 2025

(in thousands)	Fair Value at Mar 31, 2025	Additions	Disposals	Fair Value Adjustment Gains 1	Fair Value at Jun 30, 2025	Realized Gain on Disposal

Held at end of period

Streaming or royalty partners	$121,799	$-	$-	$39,595	$161,394	$-

Strategic investments	5,669	-	-	925	6,594	-

Total	$127,468	$-	$-	$40,520	$167,988	$-

1)	Fair Value Gains (Losses) are reflected as a component of OCI.

	Six Months Ended June 30, 2026

(in thousands)	Fair Value at Dec 31, 2025	Additions	Disposals 2	Fair Value Adjustment (Losses) Gains 1	Fair Value at Jun 30, 2026	Realized Gain (Loss) on Disposal

Held at end of period

Streaming or royalty partners	$109,211	$-	$-	$(5,985)	$103,226	$-
Strategic investments	17,294	14,608	-	9,661	41,563	-

Derecognized during period

Streaming or royalty partners	273,417	-	(313,106)	39,689	-	204,846

Strategic investments	7,308	-	(10,315)	3,008	-	(53,327)

Total	$407,230	$14,608	$(323,421)	$46,373	$144,789	$151,519

1)	Fair Value Gains (Losses) are reflected as a component of OCI.
2)	The disposals during the quarter were made to partially fund the BHP Antamina PMPA (Note 12).

	Six Months Ended June 30, 2025

(in thousands)	Fair Value at Dec 31, 2024	Additions	Disposals	Fair Value Adjustment Gains (Losses) 1	Fair Value at Jun 30, 2025	Realized (Loss) Gain on Disposal

Held at end of period

Streaming or royalty partners	$93,915	$-	$-	$67,479	$161,394	$-

Strategic investments	4,275	3,117	-	(798)	6,594	-

Total	$98,190	$3,117	$-	$66,681	$167,988	$-

1)	Fair Value Gains (Losses) are reflected as a component of OCI.